KinerjaPay Corp. - Statements of Operations	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	728,653	15,886	2,078,804	25,034	44,932	108,240
Depreciation	$ 86	$ 0	$ 86	$ 0	$ 0	$ 0
Total general and administrative expenses	728,739	15,886	2,078,890	25,034	44,932	108,240
Loss from operations	(728,739)	(15,886)	(2,078,890)	(25,034)	(44,932)	(108,240)
Other income (expense)
Interest expenses	109	(3,585)	106	(6,900)	(11,809)	(9,161)
Amortization of debt discount	0	(8,921)	0	(24,896)	(37,058)	(70,864)
Loss on extinguishment of debt	$ 0	$ 0	$ (9,003)	$ 0	$ (199,305)	$ 0
Total expense	(728,630)	(28,392)	(2,078,784)	(56,830)	(93,799)	(188,265)
Provision for income tax	0	0	0	0	0	0
Net loss	$ (728,630)	$ (28,392)	$ (2,078,784)	$ (56,830)	$ (93,799)	$ (188,265)
Loss per common share - basic and diluted | $ / shares	$ (0.10)	$ (0.01)	$ (0.30)	$ (0.01)	$ (0.02)	$ (0.04)
Weighted average number of common shares outstanding - basic and diluted | shares	7,592,630	4,508,333	7,006,372	4,508,333	4,542,505	4,506,119